Offerings - Offering: 1	Feb. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	9,000,000
Proposed Maximum Offering Price per Unit	186.88
Maximum Aggregate Offering Price	$ 1,681,920,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 232,273.15
Offering Note	This Registration Statement on Form S-8 (this “Registration Statement”) covers shares of common stock, par value $1.00 per share (“Common Stock”), of Marsh & McLennan Companies, Inc. (the “Company” or “Registrant”) (i) authorized for issuance under the Marsh & McLennan Companies, Inc. Amended and Restated 2020 Incentive and Stock Award Plan (the “Plan”) and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional shares of Common Stock that may become issuable under the Plan by reason of any stock dividend, stock split or other similar transaction.

Amount of Registration Fee estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, solely for the purpose of computing the registration fee, based on the average of the high and low prices reported for a share of Common Stock on the New York Stock Exchange on February 6, 2026 (rounded up to the nearest cent).